Annual Fund Operating Expenses - Harbor Disruptive Innovation Fund	Sep. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	0.78%
Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.70%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.58%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[1]
Total Annual Fund Operating Expenses	1.11%
Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.83%	[2]
Investor Class
Operating Expenses:
Management Fees	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	1.22%
Expense Reimbursement	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.94%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any) to 0.50%, 0.58%, 0.83% and 0.94% for the Retirement Class, Institutional Class, Administrative Class and Investor Class, respectively, through August 31, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.